TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 614	$ 580
Prepaids and others	64	100
Inventory	26	43
Income tax receivables	15	47
Other short-term receivables	163	158
Current portion of contract asset	46	51
Trade receivables and other current assets, net	$ 928	$ 979
% of trade receivables that is current	84.00%	72.00%